Derivative Liabilities (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Derivative [Line Items]
Expected dividend yield
Minimum [Member]
Derivative [Line Items]
Risk free interest rate	0.28%	0.13%
Stock volatility factor	274.00%	80.00%
Weighted average expected option life	3 months	0 years
Maximum [Member]
Derivative [Line Items]
Risk free interest rate	0.12%	0.22%
Stock volatility factor	150.00%	267.00%
Weighted average expected option life	5 years	5 years